Capital structure and financing, Supplier Arrangements (Details)	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Nov. 03, 2023 shares
Supplier Arrangements [Abstract]
Number of shares issued (in shares)			1
Supplier Arrangements [Member]
Supplier Arrangements [Abstract]
Number of shares issued (in shares)	10,000	10,000
Traded price per share at grant date (in dollars per share) | (per share)	$ 14.17	$ 21.43